INCOME TAXES (Tables)	9 Months Ended
Sep. 30, 2025
Income Tax Disclosure [Abstract]
Schedule of Components of Income Tax Expense (Benefit)
Income tax expense (benefit) for the years ended December 31, 2024, 2023 and 2022 consists of the following (in thousands):

	Year Ended December 31
	2024	2023	2022
Current:
Federal	$—	$—	$—
State	(93)	167	(32)
Total current	(93)	167	(32)

Deferred:
Federal	939	53	(4,077)
State	2,249	(917)	(3,110)
Total deferred	3,188	(864)	(7,187)
Total income tax expense (benefit)	$3,095	$(697)	$(7,219)

Schedule of Effective Income Tax Rate Reconciliation
A reconciliation of the statutory federal income tax rate to the effective income tax rate for the years ended December 31, 2024, 2023 and 2022 is as follows:

	Year Ended December 31
	2024	2023	2022
U.S. federal statutory income tax rate	21.0%	21.0%	21.0%
State taxes, net of federal benefit	5.0%	2.8%	(12.5)%
Non-deductible ERP expense	—%	—	(32.8)%
Return to provision adjustments	(0.2)%	—	—
ERP warrant exercises	(1.8)%	—	23.5%
Change in valuation allowance	(23.0)%	6.4%	(19.8)%
Share based compensation	(1.1)%	(31.0)%	6.4%
Other	3.0%	4.0%	(0.2)%
Effective income tax rate	2.9%	3.2%	(14.4)%

Schedule of Deferred Tax Assets and Liabilities
The components of deferred tax assets and liabilities as of December 31, 2024 and 2023 are as follows (in thousands):

	Year Ended December 31,
	2024	2023
Federal and state net operating losses	$65,362	$65,687
Accrued expenses	9,573	7,591
Interest carryforward	6,484	10,706
Unexercised ERP warrants	7,981	12,239
Stock based compensation	24,924	22,552
R&D credits	2,337	3,016
Depreciation and amortization	7,747	7,895
Lease liability	6,129	5,697
R&E capitalized expenses	6,252	5,206
Other	1,129	3,228
Gross deferred tax assets	137,918	143,817
Valuation allowance	(93,644)	(118,073)
Net deferred tax assets	44,274	25,744

Unrealized gain on derivative assets	(23,294)	—
Intangible assets and land	(26,206)	(26,312)
Internally developed software	(1,240)	(2,774)
Right of use asset	(4,300)	(4,236)
Deferred tax liabilities	(55,040)	(33,322)
Net deferred tax liability	$(10,766)	$(7,578)

Summary of Income Tax Examinations	The major jurisdictions and their respective earliest open period subject to examination, as of December 31, 2024, are as follows:

Jurisdiction	Year
Federal	2022
Illinois	2021
New York City	2021
New York State	2021
Pennsylvania	2021